Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 125	$ 469
Interest income	55
Total non-operating income	$ 180	$ 469